Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operations
Net loss for the year	$ (20,324)	$ (66,896)
Adjustments for:
Tax expense	7,138	2,335
Income taxes paid	(4,868)
Depreciation and depletion	39,129	4,773
Share-based compensation	5,123	5,649
Change in fair value of derivative liabilities	38,185	(19,002)
Unrealized foreign exchange gain	(685)	6,390
Finance expense	17,537	6,865
Finance fees paid	(17,500)	(6,410)
Loss on extinguishment of debt and production payment liability	14,123	1,299
Loss on sale of discontinued operation		24,680
Impairment of assets		13,283
Impairment of value-added taxes receivable		3,772
Other	(1,717)	4,507
Changes in non-cash working capital:
Accounts receivable, prepaid expenses and deposits	(4,200)	3,158
Inventory	(36,492)	(4,229)
Accounts payable and accrued liabilities	24,273	(3,181)
Cash provided by (used in) Operations	59,722	(23,007)
Investing
Capital expenditures	(97,577)	(102,970)
Acquisition of Mesquite, net of cash acquired	(12,451)	(144,335)
Deconsolidation of Solaris	(2,135)
Other	870	6,633
Cash provided by (used in) Investing	(111,293)	(240,672)
Financing
Draw down of debt facilities	189,661	192,000
Repayment of long-term debt	(136,888)	(817)
Proceeds from equity financings, net of issuance costs		87,042
Proceeds from Solaris financings, net of issuance costs	3,446
Restricted cash	537	(10,596)
Other	240	691
Cash provided by (used in) Financing	56,996	268,320
Effect of foreign exchange on cash and cash equivalents	1,469	(6,777)
Increase (decrease) in cash and cash equivalents	6,894	(2,136)
Cash and cash equivalents, beginning of year	60,822	62,958
Cash and cash equivalents, end of year	$ 67,716	$ 60,822